CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I (STATEMENTS OF OPERATIONS) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	$ (9,038,056)	$ (13,352,143)	$ (9,078,104)
Equity in loss of subsidiaries and variable interest entities	410,467	(57,777)	(93,217)
Operating loss	(26,479,683)	(25,741,831)	(25,448,860)
Interest income	116,894	307,007	418,673
Interest expense	(5,964,443)	(4,569,207)	(1,425,625)
Net loss	(25,323,660)	(31,465,947)	(24,056,359)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	(1,962,854)	(2,729,494)	(4,927,611)
Equity in loss of subsidiaries and variable interest entities		(1)	(1,284)
Impairment losses recognised on amounts due from subsidiaries	(21,437,535)	(40,144,181)	(19,118,382)
Operating loss	(23,400,389)	(42,873,676)	(24,047,277)
Other income		11,800,000
Interest income	43		79,407
Interest expense		(3,539)
Net loss	$ (23,400,346)	$ (31,077,215)	$ (23,967,870)